Annual Total Returns [BarChart] - Cornerstone Moderately Aggressive Fund - None or same as Fund Name	Oct. 01, 2020
Bar Chart Table:
2010	13.64%
2011	(3.83%)
2012	12.03%
2013	10.85%
2014	4.71%
2015	(4.26%)
2016	4.74%
2017	14.98%
2018	(7.41%)
2019	16.17%